                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06683

                      Morgan Stanley Health Sciences Trust
               (Exact name of registrant as specified in charter)

          1221 Avenue of the Americas, New York, New York     10020
            (Address of principal executive offices)       (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2005

Date of reporting period: January 31, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Health Sciences Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the six-month period ended January 31, 2005

Total Return for the 6 Months Ended January 31, 2005

Class A	Class B	Class C	Class D	S&P 500 Index[1]	Lipper Health/ Biotechnology Funds Index[2]
6.76%	6.35%	6.35%	6.87%	8.16%	8.83%

Performance data quoted represent past performance, which is no guarantee of future results. Current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com, or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.
The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The performance of the U.S. equity market was generally strong over the six months ended January 31, 2005. The Federal Open Market Committee raised the federal funds target rate a number of times during that period, but the increases apparently did not take many investors by surprise. As a result, the stock market was largely unaffected. The U.S. economy continued to grow steadily and the labor market improved, although fewer jobs were created than some economists and investors had expected. Investor confidence was shaken over the summer and early fall by fears of terrorism and concern over the possibility of a disputed presidential election, which hampered the market's gains. The market went on to rally late in the year when the election ended without incident and fears related to terrorism subsided. A pick-up in consumer spending and a drop in the price of crude oil further helped to lift stocks as 2004 drew to a close, although weaker-than-expected economic numbers contributed in part to the slowing performance of equities in the final month of the period.

Health care stocks generally underperformed the broader market for the six months. During this period, pharmaceutical stocks were among the worst-performing due in part to the high profile recall of a number of drugs from the market by large pharmaceutical companies and the continuing concerns among investors over the possible effects of drug reimportation on the industry. Managed care companies were the exception within the health care sector, making considerable gains during the six months and strongly outperforming the market.

Performance Analysis

Morgan Stanley Health Sciences Trust under- performed the S&P 500 Index and the Lipper Health/Biotechnology Funds Index for the six months ended January 31, 2005, assuming no deduction of applicable sales charges. The Fund's under- performance for the period resulted largely from an underweighted position in managed care companies relative to the S&P 500 Index. Managed care securities strongly outperformed other stocks within the health care sector over the six months as pricing for these companies continued to be strong. In addition, the Fund's exposure to a number of medical devices stocks hurt performance for the period due to the faltering performance of many of these companies.

While these positions led to the Fund's under-performance relative to its benchmarks, others were beneficial and contributed to the Fund's positive performance for the six months. An underweighted position in pharmaceutical companies relative to the S&P 500 Index benefited the Fund due to the poor performance of pharmaceutical stocks over the period. The Fund's exposure to hospitals also contributed positively to returns, as the hospital industry performed relatively well during a period when health care stocks generally suffered overall.

There is no guarantee that any sectors mentioned will continue to perform well or be held by the Fund in the future.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks (including depositary receipts) of health science companies throughout the world. A company will be considered to be a health science company if it derives at least 50 percent of its earnings or revenues, or it devotes at least 50 percent of its assets, to health science activities.

For More Information
About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You

TOP 10 HOLDINGS
Celgene Corp.	4.7%
Telik, Inc.	4.2
Incyte Corp.	3.5
Amgen Inc	3.2
UnitedHealth Group Inc.	2.9
Pfizer, Inc.	2.9
Amylin Pharmaceuticals	2.5
Bristol-Myers Squibb	2.5
Wyeth	2.4
Gilead Sciences, Inc.	2.4

TOP FIVE INDUSTRIES
Biotechnology	51.2%
Medical Specialties	16.6
Pharmaceuticals: Major	13.0
Pharmaceuticals: Other	4.6
Managed Health Care	4.2

Data as of January 31, 2005. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102. You may obtain copies of a fund's fiscal quarter filings by contacting Morgan Stanley Client Relations at (800) 869-NEWS.

Proxy Voting Policies and Procedures

A description of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities and (2) how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available without charge, upon request, by calling (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 A.M. to 8:00 P.M., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns – Period Ended January 31, 2005

	Class A Shares* (since 07/28/97)		Class B Shares ** (since 10/30/92)		Class C Shares † (since 07/28/97)		Class D Shares †† (since 07/28/97)
Symbol	HCRAX		HCRBX		HCRCX		HCRDX
1 Year	(0.63)%	[3]	(1.39)%	[3]	(1.33)%	[3]	(0.41)%	[3]
	(5.85)	[4]	(5.87)	[4]	(2.23)	[4]	—
5 Years	7.30	[3]	6.47	[3]	6.48	[3]	7.52	[3]
	6.15	[4]	6.16	[4]	6.48	[4]	—
10 Years	—		12.77	[3]	—		—
	—		12.77	[4]	—		—
Since Inception	10.63	[3]	10.69	[3]	9.80	[3]	10.86	[3]
	9.84	[4]	10.69	[4]	9.80	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Standard and Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Health/Biotechnology Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Health/Biotechnology Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/04 – 01/31/05.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD*
	08/01/04	01/31/05	08/01/04 – 01/31/05
Class A
Actual (6.76% return)	$1,000.00	$1,067.60	$7.77
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.69	$7.58

Class B
Actual (6.35% return)	$1,000.00	$1,063.50	$11.65
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.91	$11.37

Class C
Actual (6.35% return)	$1,000.00	$1,063.50	$11.65
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.91	$11.37

Class D
Actual (6.87% return)	$1,000.00	$1,068.70	$6.47
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.95	$6.31

*	Expenses are equal to the Fund's annualized expense ratio of 1.49%, 2.24%, 2.24% and 1.24% respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Health Sciences Trust

Portfolio of Investments January 31, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (95.4%)
	Biotechnology (51.2%)
820,050	Alnylam Pharmaceuticals, Inc.*	$5,740,350
246,090	Amgen Inc.*	15,316,642
539,200	Amylin Pharmaceuticals, Inc.*	12,083,472
678,600	Applera Corp. – Celera Genomics Group*	9,005,022
585,650	Array BioPharma, Inc.*	5,200,572
819,900	Celgene Corp.*	22,416,066
74,700	Cephalon, Inc.*	3,675,240
171,500	Charles River Laboratories International, Inc.*	8,125,670
533,800	ConjuChem Inc. (Canada)*	2,016,530
281,600	CuraGen Corp.*	1,691,008
388,300	CV Therapeutics, Inc.*	8,002,863
518,000	Cytokinetics, Inc.*	5,086,760
306,900	DOV Pharmaceutical, Inc.*	5,008,608
656,800	Encysive Pharmaceuticals, Inc.*	6,173,920
459,500	Exelixis, Inc.*	3,565,720
40,210	Genentech, Inc.*	1,918,419
125,700	Gen-Probe Inc.*	6,135,417
47,500	Genzyme Corp.*	2,764,975
338,700	Gilead Sciences, Inc.*	11,210,970
671,000	GTx, Inc.*	8,723,000
191,550	ImClone Systems, Inc.*	8,035,522
1,838,200	Incyte Corp.*	16,470,272
134,800	Martek Biosciences Corp.*	7,120,136
386,100	Medarex, Inc.*	3,671,811
268,300	MedImmune, Inc.*	6,346,636
389,200	Memory Pharmaceuticals Corp.*	1,817,564
193,000	NPS Pharmaceuticals, Inc.*	3,184,500
710,800	Regeneron Pharmaceuticals, Inc.*	5,117,760
128,000	Rigel Pharmaceuticals Inc.*	2,456,320
661,500	Serono SA (ADR) (Switzerland)	10,213,560
1,049,000	Telik, Inc.*	19,951,980
582,100	Vertex Pharmaceuticals Inc.*	$5,919,957
192,906	ViaCell, Inc.*	2,118,108
241,200	Vion Pharmaceuticals, Inc.*	829,728
275,000	ZymoGenetics, Inc.*	5,678,750
		242,793,828
	Electronic Equipment/ Instruments (1.2%)
189,900	Thermo Electron Corp.*	5,685,606
	Hospital/Nursing Management (1.2%)
131,500	HCA, Inc.	5,854,380
	Managed Health Care (4.2%)
69,600	Caremark Rx, Inc.*	2,721,360
155,364	UnitedHealth Group Inc.*	13,811,860
63,400	WellChoice, Inc.*	3,374,782
		19,908,002
	Medical Specialties (16.6%)
47,200	Alcon, Inc. (Switzerland)	3,738,240
440,400	Align Technology, Inc.*	3,813,864
350,400	Applera Corp. – Applied Biosystems Group	7,025,520
99,000	Bard (C.R.), Inc.	6,712,200
117,800	Baxter International, Inc.	3,976,928
182,200	Boston Scientific Corp.*	6,023,532
111,700	Cypress Bioscience, Inc.*	1,525,263
90,600	Dade Behring Holdings Inc.*	5,177,790
150,280	Fisher Scientific International, Inc.*	9,490,182
67,800	Guidant Corp.	4,914,822
88,750	INAMED Corp.*	6,141,500
99,234	Medtronic, Inc.	5,208,793
30,000	Nobel Biocare Holding AG (Switzerland)†	5,254,021
119,400	SonoSite, Inc.*	3,788,562
377,600	Trinity Biotech PLC (ADR) (Ireland)*	1,011,968
134,400	Varian Medical Systems, Inc.*	5,070,912
		78,874,097

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Portfolio of Investments January 31, 2005 (unaudited) continued

NUMBER OF SHARES		VALUE
	Pharmaceuticals: Generic Drugs (1.0%)
286,600	Mylan Laboratories, Inc.	$4,766,158
	Pharmaceuticals: Major (13.0%)
513,350	Bristol-Myers Squibb Co.	12,032,924
120,200	GlaxoSmithKline PLC (ADR) (United Kingdom)	5,357,314
87,840	Lilly (Eli) & Co.	4,764,442
159,400	Merck & Co., Inc.	4,471,170
571,368	Pfizer, Inc.	13,804,251
50,500	Roche Holding AG (Switzerland)†	5,375,937
96,300	Takeda Pharmaceutical Co., Ltd. (Japan)†	4,575,450
288,300	Wyeth	11,425,329
		61,806,817
	Pharmaceuticals: Other (4.6%)
49,200	Allergan, Inc.	3,736,740
186,800	Elan Corp. PLC (ADR) (Ireland)*	5,030,524
100,100	Forest Laboratories, Inc.*	4,157,153
304,200	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	8,739,666
		21,664,083
	Services to the Health Industry (2.4%)
96,900	Cerner Corp.*	4,820,775
82,400	Laboratory Corp. of America Holdings*	3,942,840
321,900	WebMD Corp.*	2,430,345
		11,193,960
	Total Common Stocks (Cost $365,980,122)	452,546,931

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investment (4.8%)
	Repurchase Agreement
$22,951	Joint repurchase agreement account 2.485% due 02/01/05 (dated 01/31/05; proceeds $22,952,584) (a) (Cost $22,951,000)	$22,951,000

Total Investments (Cost $388,931,122) (b)	100.2%	475,497,931
Liabilities in Excess of Other Assets	(0.2)	(1,243,127)
Net Assets	100.0%	$474,254,804

ADR	American Depository Receipt.
*	Non-income producing security.
†	Securities with a total market value of $15,205,408 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $106,211,466 and the aggregate gross unrealized depreciation is $19,644,657, resulting in net unrealized appreciation of $86,566,809.

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Summary of Investments January 31, 2005 (unaudited)

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Biotechnology	$242,793,828	51.2%
Medical Specialties	78,874,097	16.6
Pharmaceuticals: Major	61,806,817	13.0
Repurchase Agreement	22,951,000	4.8
Pharmaceuticals: Other	21,664,083	4.6
Managed Health Care	19,908,002	4.2
Services To The Health Industry	11,193,960	2.4
Hospital/Nursing Management	5,854,380	1.2
Electronic Equipment/Instruments	5,685,606	1.2
Pharmaceuticals: Generic Drugs	4,766,158	1.0
	$475,497,931	100.2%

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Financial Statements

Statement of Assets and Liabilities

January 31, 2005 (unaudited)

Assets:
Investments in securities, at value (cost $388,931,122)	$475,497,931
Receivable for:
Shares of beneficial interest sold	260,635
Dividends	172,713
Foreign withholding taxes reclaimed	25,845
Prepaid expenses and other assets	70,481
Total Assets	476,027,605
Liabilities:
Payable for:
Shares of beneficial interest redeemed	536,524
Distribution fee	395,123
Investment advisory fee	380,586
Investments purchased	299,841
Administration fee	33,097
Accrued expenses and other payables	127,630
Total Liabilities	1,772,801
Net Assets	$474,254,804
Composition of Net Assets:
Paid-in-capital	$374,715,592
Net unrealized appreciation	86,568,980
Accumulated net investment loss	(4,189,302)
Accumulated undistributed net realized gain	17,159,534
Net Assets	$474,254,804
Class A Shares:
Net Assets	$14,712,924
Shares Outstanding (unlimited authorized, $.01 par value)	843,205
Net Asset Value Per Share	$17.45
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$18.42
Class B Shares:
Net Assets	$426,451,465
Shares Outstanding (unlimited authorized, $.01 par value)	26,265,177
Net Asset Value Per Share	$16.24
Class C Shares:
Net Assets	$22,686,844
Shares Outstanding (unlimited authorized, $.01 par value)	1,396,409
Net Asset Value Per Share	$16.25
Class D Shares:
Net Assets	$10,403,571
Shares Outstanding (unlimited authorized, $.01 par value)	584,364
Net Asset Value Per Share	$17.80

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Financial Statements continued

Statement of Operations

For the six months ended January 31, 2005 (unaudited)

Net Investment Loss:
Income
Dividends	$1,232,488
Interest	198,424
Total Income	1,430,912
Expenses
Investment advisory fee	2,434,615
Distribution fee (Class A shares)	19,804
Distribution fee (Class B shares)	2,276,423
Distribution fee (Class C shares)	121,170
Transfer agent fees and expenses	479,791
Administration fee	101,052
Shareholder reports and notices	35,435
Professional fees	31,438
Registration fees	22,101
Custodian fees	18,062
Trustees' fees and expenses	6,080
Other	21,520
Total Expenses	5,567,491
Net Investment Loss	(4,136,579)
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
Investments	36,203,002
Foreign exchange transactions	2,832
Net Realized Gain	36,205,834
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(15,530)
Translation of other assets and liabilities denominated in foreign currencies	1,049
Net Depreciation	(14,481)
Net Gain	36,191,353
Net Increase	$32,054,774

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JANUARY 31, 2005	FOR THE YEAR ENDED JULY 31, 2004
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(4,136,579)	$(8,914,982)
Net realized gain	36,205,834	74,843,308
Net change in unrealized depreciation	(14,481)	(51,797,152)
Net Increase	32,054,774	14,131,174
Distributions to Shareholders from Net Realized Gain:
Class A shares	(1,395,141)	—
Class B shares	(42,630,965)	—
Class C shares	(2,254,240)	—
Class D shares	(935,164)	—
Total Distributions	(47,215,510)	—
Net decrease from transactions in shares of beneficial interest	(18,178,407)	(71,922,103)
Net Decrease	(33,339,143)	(57,790,929)
Net Assets:
Beginning of period	507,593,947	565,384,876
End of Period (Including accumulated net investment losses of $4,189,302 and $52,723, respectively)	$474,254,804	$507,593,947

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Notes to Financial Statements January 31, 2005 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Health Sciences Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund was organized as a Massachusetts business trust on May 26, 1992 and commenced operations on October 30, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of

Morgan Stanley Health Sciences Trust

Notes to Financial Statements January 31, 2005 (unaudited) continued

purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Health Sciences Trust

Notes to Financial Statements January 31, 2005 (unaudited) continued

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.92% to the portion of daily net assets not exceeding $500 million; 0.87% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; and 0.845% to the portion of daily net assets in excess of $1 billion.

Effective November 1, 2004 pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 1.0% to the portion of daily net assets not exceeding $500 million; 0.95% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; and 0.925% to the portion of daily net assets in excess of $1 billion.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from

Morgan Stanley Health Sciences Trust

Notes to Financial Statements January 31, 2005 (unaudited) continued

the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $8,197,758 at January 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $10, $364,327 and $2,272, respectively and received $22,275 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2005, aggregated $121,410,805 and $190,743,410, respectively. Included in the aforementioned are purchases with other Morgan Stanley funds of $6,927,210.

For the six months ended January 31, 2005, the Fund incurred brokerage commissions of $67,948 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

At January 31, 2005, Morgan Stanley Fund of Funds – Domestic Portfolio, an affiliate of the Investment Adviser, Administrator and Distributor, held 37,665 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At January 31, 2005, the Fund had transfer agent fees and expenses payable of approximately $19,100.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement.

Morgan Stanley Health Sciences Trust

Notes to Financial Statements January 31, 2005 (unaudited) continued

Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended January 31, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,089. At January 31, 2005, the Fund had an accrued pension liability of $53,672 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

6.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Health Sciences Trust

Notes to Financial Statements January 31, 2005 (unaudited) continued

7.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JANUARY 31, 2005		FOR THE YEAR ENDED JULY 31, 2004
	(UNAUDITED)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	104,144	$1,873,518	371,062	$6,935,831
Reinvestment of distributions	71,192	1,303,522	—	—
Redeemed	(190,350)	(3,506,005)	(208,905)	(3,865,944)
Net increase (decrease) – Class A	(15,014)	(328,965)	162,157	3,069,887
CLASS B SHARES
Sold	522,425	9,006,464	3,153,895	55,233,051
Reinvestment of distributions	2,280,497	38,882,474	—	—
Redeemed	(3,567,866)	(61,654,624)	(6,842,216)	(118,534,023)
Net decrease – Class B	(764,944)	(13,765,686)	(3,688,321)	(63,300,972)
CLASS C SHARES
Sold	53,436	917,990	384,222	6,848,016
Reinvestment of distributions	126,048	2,150,384	—	—
Redeemed	(217,072)	(3,781,624)	(372,070)	(6,480,629)
Net increase (decrease) – Class C	(37,588)	(713,250)	12,152	367,387
CLASS D SHARES
Sold	45,059	827,493	422,739	8,225,509
Reinvestment of distributions	23,625	441,087	—	—
Redeemed	(243,118)	(4,639,086)	(1,053,040)	(20,283,914)
Net decrease – Class D	(174,434)	(3,370,506)	(630,301)	(12,058,405)
Net decrease in Fund	(991,980)	$(18,178,407)	(4,144,313)	$(71,922,103)

8.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid

Morgan Stanley Health Sciences Trust

Notes to Financial Statements January 31, 2005 (unaudited) continued

excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Health Sciences Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JANUARY 31, 2005		FOR THE YEAR ENDED JULY 31,
			2004	2003	2002	2001	2000
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$17.88		$17.37	$14.88	$18.14	$19.81	$13.39
Income (loss) from investment operations:
Net investment loss‡	(0.09)		(0.17)	(0.13)	(0.15)	(0.13)	(0.13)
Net realized and unrealized gain (loss)	1.38		0.68	2.67	(2.87)	1.04	7.51
Total income (loss) from investment operations	1.29		0.51	2.54	(3.02)	0.91	7.38
Less distributions from net realized gain	(1.72)		—	(0.05)	(0.24)	(2.58)	(0.96)
Net asset value, end of period	$17.45		$17.88	$17.37	$14.88	$18.14	$19.81
Total Return†	6.76	%(1)	2.94%	17.14%	(16.88)%	3.65%	58.44%
Ratios to Average Net Assets(3):
Expenses	1.49	%(2)	1.47%	1.50%	1.44%	1.35%	1.45%
Net investment loss	(0.93)	% (2)	(0.89)%	(0.83)%	(0.88)%	(0.66)%	(0.79)%
Supplemental Data:
Net assets, end of period, in thousands	$14,713		$15,346	$12,091	$10,354	$12,455	$8,996
Portfolio turnover rate	25	%(1)	63%	82%	84%	145%	191%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JANUARY 31, 2005		FOR THE YEAR ENDED JULY 31,
			2004	2003	2002	2001	2000
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.81		$16.45	$14.21	$17.46	$19.30	$13.17
Income (loss) from investment operations:
Net investment loss‡	(0.15)		(0.29)	(0.23)	(0.27)	(0.27)	(0.24)
Net realized and unrealized gain (loss)	1.30		0.65	2.52	(2.74)	1.01	7.33
Total income (loss) from investment operations	1.15		0.36	2.29	(3.01)	0.74	7.09
Less distributions from net realized gain	(1.72)		—	(0.05)	(0.24)	(2.58)	(0.96)
Net asset value, end of period	$16.24		$16.81	$16.45	$14.21	$17.46	$19.30
Total Return†	6.35	%(1)	2.19%	16.18%	(17.48)%	2.81%	57.16%
Ratios to Average Net Assets(3):
Expenses	2.24	%(2)	2.23%	2.26%	2.20%	2.16%	2.20%
Net investment loss	(1.68)	% (2)	(1.65)%	(1.59)%	(1.64)%	(1.47)%	(1.54)%
Supplemental Data:
Net assets, end of period, in thousands	$426,451		$454,327	$505,403	$510,208	$638,640	$519,365
Portfolio turnover rate	25	%(1)	63%	82%	84%	145%	191%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JANUARY 31, 2005		FOR THE YEAR ENDED JULY 31,
			2004	2003	2002	2001	2000
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.82		$16.46	$14.21	$17.46	$19.30	$13.18
Income (loss) from investment operations:
Net investment loss‡	(0.15)		(0.28)	(0.23)	(0.27)	(0.27)	(0.25)
Net realized and unrealized gain (loss)	1.30		0.64	2.53	(2.74)	1.01	7.33
Total income (loss) from investment operations	1.15		0.36	2.30	(3.01)	0.74	7.08
Less distributions from net realized gain	(1.72)		—	(0.05)	(0.24)	(2.58)	(0.96)
Net asset value, end of period	$16.25		$16.82	$16.46	$14.21	$17.46	$19.30
Total Return†	6.35	%(1)	2.19%	16.09%	(17.37)%	2.80%	57.04%
Ratios to Average Net Assets(3):
Expenses	2.24	%(2)	2.19%	2.26%	2.20%	2.16%	2.20%
Net investment loss	(1.68)	% (2)	(1.61)%	(1.59)%	(1.64)%	(1.47)%	(1.54)%
Supplemental Data:
Net assets, end of period, in thousands	$22,687		$24,117	$23,398	$21,124	$23,178	$14,048
Portfolio turnover rate	25	%(1)	63%	82%	84%	145%	191%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JANUARY 31, 2005		FOR THE YEAR ENDED JULY 31,
			2004	2003	2002	2001	2000
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$18.19		$17.63	$15.07	$18.32	$19.96	$13.46
Income (loss) from investment operations:
Net investment loss‡	(0.06)		(0.12)	(0.09)	(0.11)	(0.09)	(0.10)
Net realized and unrealized gain (loss)	1.39		0.68	2.70	(2.90)	1.03	7.56
Total income (loss) from investment operations	1.33		0.56	2.61	(3.01)	0.94	7.46
Less distributions from net realized gain	(1.72)		—	(0.05)	(0.24)	(2.58)	(0.96)
Net asset value, end of period	$17.80		$18.19	$17.63	$15.07	$18.32	$19.96
Total Return†	6.87	%(1)	3.18%	17.38%	(16.66)%	3.79%	58.74%
Ratios to Average Net Assets(3):
Expenses	1.24	%(2)	1.23%	1.26%	1.20%	1.16%	1.20%
Net investment loss	(0.68)	% (2)	(0.65)%	(0.59)%	(0.64)%	(0.47)%	(0.54)%
Supplemental Data:
Net assets, end of period, in thousands	$10,404		$13,804	$24,492	$22,058	$14,660	$3,260
Portfolio turnover rate	25	%(1)	63%	82%	84%	145%	191%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2005 Morgan Stanley

37956RPT-RA05-00189P-Y01/05	MORGAN STANLEY FUNDS
Morgan Stanley Health Sciences Trust Semiannual Report January 31, 2005

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
        Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Health Sciences Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2005

                                       3

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Health Sciences
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: March 22, 2005
                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       5

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Health Sciences
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       6

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: March 22, 2005
                                                    /s/ Francis Smith
                                                    Francis Smith
                                                    Principal Financial  Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Health Sciences Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended January 31, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: March 22, 2005                                 /s/ Ronald E. Robison
                                                     ---------------------------
                                                     Ronald E. Robison
                                                     Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Health Sciences Trust and will be retained by Morgan
Stanley Health Sciences Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Health Sciences Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended January 31, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: March 22, 2005                                 /s/ Francis Smith
                                                     ----------------------
                                                     Francis Smith
                                                     Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Health Sciences Trust and will be retained by Morgan
Stanley Health Sciences Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       9